Events After the Balance Sheet Date	6 Months Ended
Jun. 30, 2018
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Events After the Balance Sheet Date

28. EVENTS AFTER THE BALANCE SHEET DATE

In July 2018, as part of our ring-fencing plans, the Santander UK group transferred all of the assets and liabilities classified as held for sale at 30 June 2018 to the Banco Santander group. For more details, see Note 27.